Investment in associate	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Abstract]
Investment in associate
13.	Investment in associate

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

As disclosed in Note 1, DCA has a stake of 14.77% in SCL, operator of the international terminal of Santiago de Chile’s airport until September 30, 2015. On that date, the operation of the airport was delivered to the new operator. Although it no longer has operations in accordance with the concession agreement, SCL must remain in effect for one year after delivery of the concession to address any potential contingencies. After that first year, SCL shall remain in force until its dissolution, in accordance with tax regulations in Chile.

According to the estimates of the Company, it is expected to liquidate the associate in the year 2019. During the 2016 and 2018,

Ps. 58,868 and Ps. 10,034 were recovered respectively, as described below.

At the date of acquisition, the book value of SCL is € 4,653,021 (Ps. 105,936). The results of DCA of the years ended to December 31, 2016, 2017 and 2018 were recognized using the equity method in the consolidated financial statements.

At December 31, 2016, 2017 and 2018, the net results of SCL is comprised as follows:

	2016		2017		2018
Net (loss) profit SCL	Ps.	(79,401)	Ps.	19,330	Ps.	(6,411)
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate	Ps.	(11,728)	Ps.	2,855	Ps.	(947)

The Company owns less than 20% of the shares of SCL, however it concluded it has significant influence because it has a representation on its Board of Directors and participates in the process of setting its financial and operating policies.

The summarized financial information below represents the amounts shown in the financial statements of SCL prepared in accordance with IFRS.

The detail of the investment in the associate as of December 31, 2018 is as follows:

	Balance
Initial investment	Ps.	105,936
Share of loss of associate 2015		(13,704)
Balance at December 31, 2015		92,232
Payment of dividends and capital reduction 2016		(58,868)
Share of loss of associate 2016		(11,728)
Balance at December 31, 2016		21,636
Adjustment to the investment SCL		(13,475)
Share of profit of associate 2017		2,855
Balance at December 31, 2017		11,016
Payment of capital reduction 2018		(10,034)
Share of loss of associate 2018		(947)
Balance at December 31, 2018	Ps.	35

Condensed statements of financial position as of December 31, 2016, 2017 and 2018:

	2016		2017		2018
Current assets	Ps.	344,243	Ps.	142,672	Ps.	47,681
Non – current assets		50,412		—		—
Total assets		394,655		142,672		47,681
Total liability		193,554		51,189		37,845
Stockholders´ equity	Ps.	201,101	Ps.	91,483	Ps.	9,836

Condensed statement of comprehensive (loss) profit for the year ended December 31, 2016 2017 and 2018:

	2016		2017		2018
Revenues	Ps.	13,629	Ps.	56,373	Ps.	1,773
Costs, expenses and income taxes		93,030		37,043		8,184
(Loss) Profit of the year	Ps.	(79,401)	Ps.	19,330	Ps.	(6,411)